Rule 497 Filing

On behalf of the TIAA-CREF Core Impact Bond Fund and the TIAA-CREF Short Duration Impact Bond Fund, each a series of the TIAA-CREF Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on March 2, 2020 (Accession No. 0000930413-20-000666), which are incorporated by reference into this Rule 497 Filing.